Stockholders' Equity - Convertible Preferred Stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 14, 2021	Jun. 13, 2021
Class of Stock [Line Items]
Shares Authorized (in shares)	0	10,000,000	10,000,000	115,643,886
Shares Issued (in shares)	0	0	0
Shares Outstanding	0	0	0
Convertible preferred stock
Class of Stock [Line Items]
Shares Authorized (in shares)	115,644,000	0
Shares Issued (in shares)	115,136,000	0
Shares Outstanding	115,136,000	0
Net Carrying Value	$ 626,679
Aggregate Liquidation Preference	$ 631,296	$ 0
Series 1
Class of Stock [Line Items]
Shares Authorized (in shares)	24,604,000
Shares Issued (in shares)	24,522,000
Shares Outstanding	24,522,000
Net Carrying Value	$ 79,564
Aggregate Liquidation Preference	75,006
Proceeds from exercise of warrants	$ 500
Series 2
Class of Stock [Line Items]
Shares Authorized (in shares)	5,417,000
Shares Issued (in shares)	5,417,000
Shares Outstanding	5,417,000
Net Carrying Value	$ 24,868
Aggregate Liquidation Preference	$ 24,953
Series 3
Class of Stock [Line Items]
Shares Authorized (in shares)	6,799,000
Shares Issued (in shares)	6,799,000
Shares Outstanding	6,799,000
Net Carrying Value	$ 36,096
Aggregate Liquidation Preference	$ 36,475
Series 4
Class of Stock [Line Items]
Shares Authorized (in shares)	8,175,000
Shares Issued (in shares)	7,749,000
Shares Outstanding	7,749,000
Net Carrying Value	$ 29,901
Aggregate Liquidation Preference	$ 30,000
Series 5
Class of Stock [Line Items]
Shares Authorized (in shares)	25,339,000
Shares Issued (in shares)	25,339,000
Shares Outstanding	25,339,000
Net Carrying Value	$ 138,747
Aggregate Liquidation Preference	$ 142,987
Series 6
Class of Stock [Line Items]
Shares Authorized (in shares)	12,888,000
Shares Issued (in shares)	12,888,000
Shares Outstanding	12,888,000
Net Carrying Value	$ 79,085
Aggregate Liquidation Preference	$ 80,000
Series 7
Class of Stock [Line Items]
Shares Authorized (in shares)	21,197,000
Shares Issued (in shares)	21,197,000
Shares Outstanding	21,197,000
Net Carrying Value	$ 151,770
Aggregate Liquidation Preference	$ 155,000
Series 8
Class of Stock [Line Items]
Shares Authorized (in shares)	11,225,000
Shares Issued (in shares)	11,225,000
Shares Outstanding	11,225,000
Net Carrying Value	$ 86,648
Aggregate Liquidation Preference	$ 86,875